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January 27, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2 ("REGISTRANT")
    RiverSource FlexChoice Select Variable Annuity
    File Nos. 333-144422/811-07511

Dear Commissioners:

Registrant certifies that the form of prospectus supplement that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Very truly yours,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel